Income Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax Computed At The Federal Statutory Rate, amount	$ (23,524,962)	$ (4,634,170)
Tax Computed At The Federal Statutory Rate	21.00%	21.00%
State Tax, Net Of Fed Tax Benefit, amount	$ 201,325	$ (352,031)
State Tax, Net Of Fed Tax Benefit	(0.18%)	1.60%
Nondeductible Expenses, amount	$ 6,138,443	$ 412,439
Nondeductible Expenses	(5.48%)	(1.87%)
Valuation Allowance, amount	$ 17,119,044	$ 5,199,892
Valuation Allowance	(23.56%)	(23.56%)
Other/Prior Year True-Up, amount	$ 183,153	$ (63,427)
Other/Prior Year True-Up	0.29%	0.29%
Benefit from income taxes, amount	$ 117,003	$ 126,869
Benefit from income taxes	(0.57%)	(0.57%)
Flowthrough Entity not Subject to Tax, amount		$ 870,990
Flowthrough Entity not Subject to Tax		(3.95%)
Foreign Corporation - Minority Interest, amount		$ 590
Foreign Corporation - Minority Interest		0.00%
Foreign Corporation - Minority Interest, amount		$ (827,332)
Foreign Corporation - Minority Interest		3.75%
Stock compensation, amount		$ (488,445)
Stock compensation		2.21%
Rate Change, amount		$ 8,363
Rate Change		(0.04%)